FINANCIAL INSTRUMENTS - Financial Liabilities at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 396,595	$ 200,386
Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	75,023	90,978
Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	154,312	96,356
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	410,905	302,738
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	207,085	148,067
Trade and other payables | Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	373,193	247,708
Deferred consideration | Financial liabilities at amortized cost | Kurmuk Gold Mine PLC
Disclosure of financial liabilities [line items]
Financial liabilities	21,250	38,267
Deferred consideration | Financial liabilities at amortized cost | Korali-Sud
Disclosure of financial liabilities [line items]
Financial liabilities	1,000	1,000
Lease liabilities | Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	15,462	15,763
Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	154,312	96,356
Borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	154,312	96,356
Borrowings | Financial liabilities at fair value through profit or loss | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	154,312	96,356
Contingent consideration | Financial liabilities at fair value through profit or loss | Sadiola Mine | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	35,291	31,698
Contingent consideration | Financial liabilities at fair value through profit or loss | Agbaou Gold Operations SA | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	$ 17,482	$ 20,013